CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Stock Payable	Noncontrolling Interest	Accumulated Other Comprehensive Income / (Loss)	Deficit accumulated during exploration stage
Balance, shares at Dec. 31, 2019		144,737,790
Balance, amount at Dec. 31, 2019	$ (2,113,473)	$ 144,738		$ 27,220,007			$ 344	$ (29,478,562)
Related party issuance on sale of shell, shares			1,000,000
Related party issuance on sale of shell, amount			$ 1,000	(1,000)
Investment units issued for cash at $0.024 per unit, shares		12,107,297
Investment units issued for cash at $0.024 per unit, amount	290,000	$ 12,107		277,893
Investment units issued for cash at $0.0425 per unit, shares		100,000,000
Investment units issued for cash at $0.0425 per unit, amount	425,000	$ 100,000		325,000
Issued for services, shares		250,000
Issued for services, amount	13,750	$ 250		13,500
Common Stock issued for cash to related party, shares		100,000,000
Common Stock issued for cash to related party, amount	1,000	$ 100,000		(99,000)
Common Stock - Related party compensation	5,303,350			5,299,000	$ 4,350
Shares to be issued for acquisition	145,297				145,297
Donated capital	171,478			171,478
Net loss	(5,957,927)							(5,957,927)
Foreign currency translation	(344)						$ (344)
Balance, amount at Dec. 31, 2020	(1,721,869)	$ 357,095	$ 1,000	33,206,878	149,647			(35,436,489)
Balance, shares at Dec. 31, 2020		357,095,087	1,000,000
Investment units issued for cash at $0.024 per unit, shares		11,267,424
Investment units issued for cash at $0.024 per unit, amount	270,000	$ 11,268		258,732
Issued for services, shares		850,000
Issued for services, amount	54,100	$ 850		53,250
Net loss	(3,419,621)							(3,419,621)
Common Stock - Related party compensation, shares		4,928,775
Common Stock - Related party compensation, amount	319,045	$ 4,929		314,116
Common Stock - debt conversion, related party, shares		65,285,714
Common Stock - debt conversion, related party, amount	4,515,266	$ 65,285		4,449,981
Shares issued as inducement for borrowing at $0.0667 per unit, shares		750,000
Shares issued as inducement for borrowing at $0.0667 per unit, amount	60,825	$ 750		60,075
Shares issued for acquisition, shares		2,800,000
Shares issued for acquisition, amount		$ 2,800		118,877	(121,677)
Non-Controlling Interest	(93,328)					$ (93,328)
Balance, amount at Dec. 31, 2021	$ (15,582)	$ 442,977	$ 1,000	$ 38,461,909	$ 27,970	$ (93,328)		$ (38,856,110)
Balance, shares at Dec. 31, 2021		442,977,000	1,000,000
Issued for services, shares	100,000
Net loss	$ (435,501)
Balance, amount at Sep. 30, 2022	$ (118,346)